Restatement of Previously Issued Financial Statements - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule of Consolidated Statements of Operations [Line Items]
Total revenue		$ 101	$ 50	[1]	$ 311	$ 283	[1]	$ 358	[2]	$ 136	[2]
Cost of revenue		92	24	[1]	233	131	[1]	196	[2]	61	[2]
Gross profit		9	26	[1]	78	152	[1]	162	[2]	75	[2]
Operating expenses		5,447	6,637	[1]	17,101	19,816	[1]	26,405	[2]	28,720	[2]
Loss from operations		(5,438)	(6,611)	[1]	(17,023)	(19,664)	[1]	(26,243)	[2]	(28,645)	[2]
Non-operating income (expense)
Interest and other income								295		47
Interest expense, net								(1,602)		(772)
Change in value of warrant liability			13	[1]		384	[1],[3]	528	[2]	3,392	[2]
Loss before income tax provision		(5,675)	(6,841)	[1]	(17,305)	(20,395)	[1]	(27,022)	[2]	(25,978)	[2]
Income tax provision				[1]			[1]		[2]		[2]
Net loss		(5,675)	(6,841)	[1]	(17,305)	(20,395)	[1],[3]	(27,022)	[2]	(25,978)	[2]
Less: Series A convertible preferred stock dividends								(861)		(889)
Net loss available to common stockholders		$ (5,675)	$ (7,056)	[1]	$ (17,305)	$ (21,041)	[1]	$ (27,883)	[2]	$ (26,867)	[2]
Loss per share – basic (in Dollars per share)		$ (0.06)	$ (0.1)	[1]	$ (0.19)	$ (0.33)	[1]	$ (0.42)	[2]	$ (0.73)	[2]
Loss per share – diluted (in Dollars per share)		$ (0.06)	$ (0.1)	[1]	$ (0.19)	$ (0.33)	[1]	$ (0.42)	[2]	$ (0.73)	[2]
Weighted average shares used in computing net loss per common share – basic (in Shares)		93,048,000	71,588,000	[1]	89,063,000	64,246,000	[1]	66,611,000	[2]	36,680,000	[2]
Weighted average shares used in computing net loss per common share – dilutive (in Shares)		93,048,000	71,588,000	[1]	89,063,000	64,246,000	[1]	66,611,000	[2]	36,680,000	[2]
As Previously Reported [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Total revenue								$ 358		$ 136
Cost of revenue								196		61
Gross profit								162		75
Operating expenses								27,384		36,654
Loss from operations								(27,222)		(36,579)
Non-operating income (expense)
Interest and other income								295		47
Interest expense, net								(2,804)		(2,062)
Change in value of warrant liability
Loss before income tax provision								(29,731)		(38,594)
Income tax provision
Net loss			$ 1,400			$ 1,000		(29,731)		(38,594)
Less: Series A convertible preferred stock dividends
Net loss available to common stockholders								$ (29,731)		$ (38,594)
Loss per share – basic (in Dollars per share)								$ (0.38)		$ (0.69)
Loss per share – diluted (in Dollars per share)								$ (0.38)		$ (0.69)
Weighted average shares used in computing net loss per common share – basic (in Shares)								77,451,000		55,963,000
Weighted average shares used in computing net loss per common share – dilutive (in Shares)								77,451,000		55,963,000
Adjustments [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Total revenue
Cost of revenue
Gross profit
Operating expenses	[4],[5]							(979)		(7,934)
Loss from operations								979		7,934
Non-operating income (expense)
Interest and other income
Interest expense, net	[6],[7]							1,202		1,290
Change in value of warrant liability	[8]							528		3,392
Loss before income tax provision								2,709		12,616
Income tax provision
Net loss								2,709		12,616
Less: Series A convertible preferred stock dividends	[7]							(861)		(889)
Net loss available to common stockholders								$ 1,848		$ 11,727
Loss per share – basic (in Dollars per share)								$ (0.04)		$ (0.04)
Loss per share – diluted (in Dollars per share)								$ (0.04)		$ (0.04)
Weighted average shares used in computing net loss per common share – basic (in Shares)								(10,840,000)		(19,283,000)
Weighted average shares used in computing net loss per common share – dilutive (in Shares)								(10,840,000)		(19,283,000)

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[3]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[4]	Accrued Expenses – We identified and corrected errors to record liabilities for performance-based bonus expenditures and state franchise fees to reflect the expenses in the appropriate period.
[5]	Stock-based compensation – We adjusted expenses and prior period retained earnings to reflect the change in our accounting policy election to account for forfeitures as they occur, as well as to refine assumptions used in calculating the fair value. We also ensured all such expenditures were accrued and accounted for in the appropriate periods based on vesting schedules and underlying agreements.
[6]	Debt issuance costs – We corrected errors to appropriately accrete issuance costs for the Streeterville Unsecured Note, as defined below, over the life of the loan.
[7]	Financing Expenditures – We corrected the presentation of Series A Preferred Stock dividends and ATM proceeds.
[8]	QPhoton purchase accounting – We adjusted the final purchase price accounting for identifiable intangibles and the value attributable to the QPhoton Warrants, as defined below, including associated mark-to-market quarterly adjustments.